CRYPTOCURRENCIES (Tables)	12 Months Ended
Sep. 30, 2025
CRYPTOCURRENCIES
Tabular disclosure of cryptocurrencies at cost and at market value

	Quantity	Cost (USD) (a)	Cost (CAD) (a)	Market Value
SOL	435,159	$66,847,972	$105,371,837	$126,415,294
JTO	52,182	106,047	145,410	114,048
Balance at September 30, 2025		$66,954,019	$105,517,247	$126,529,342

	Quantity	Cost (USD) (a)	Cost (CAD) (a)	Market Value
Bitcoin	56.25	$1,684,587	$2,183,891	$4,816,138
SOL	100,763	14,580,870	19,977,930	20,759,374
Balance at September 30, 2024		$16,265,457	$22,161,821	$25,575,512
(a)	The cost is determined as the historical weighted average cost of the cryptocurrencies acquisitions and disposals.

Schedule of company's cryptocurrencies activity excluding digital assets posted as collateral

Balance at September 30, 2023	$7,852,418
Cash purchases	19,690,454
Cash sales	(2,984,944)
Gain on sales	2,278,025
Staking income	287,476
Investment income received in cryptocurrencies	277,273
Cryptocurrencies posted as collateral	(7,969,119)
Crptocurrency collateral returned	2,407,478
Foreign exchange gain	3,113
Change in fair value	3,733,338
Balance at September 30, 2024	$25,575,512
Cash purchases	74,920,237
Cash sales	(8,677,328)
Purchases made with cryptocurrencies	15,702,439
Sales made with cryptocurrencies	(15,570,372)
Gain on cash sales	1,414,389
Gain on cryptocurrency traded for cryptocurrency	1,528,039
Staking and validating income before cost of sales paid in fiat	10,734,659
Expenses paid in cryptocurrencies	(582,302)
Investment income received in cryptocurrencies	132,067
Other income	66,927
Cryptocurrencies posted as collateral	(1,757,712)
Cryptocurrency collateral returned	2,763,872
Foreign exchange gain	176,479
Change in fair value	20,102,436
Balance at September 30, 2025	$126,529,342

Schedule of company's cryptocurrencies posted as collateral

Balance at September 30, 2023	$—
Cryptocurrencies posted as collateral	7,969,119
Cryptocurrency collateral returned	(2,407,478)
Investment income received in cryptocurrencies	95,568
Cash sales	(11,027,632)
Gain on sales	5,370,423
Balance at September 30, 2024	$—
Cryptocurrencies posted as collateral	1,757,712
Cryptocurrency collateral returned	(2,763,872)
Gain on sales	1,006,160
Balance at September 30, 2025	$—